FINANCIAL RISK MANAGEMENT - Maturity Analysis of Financial Liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2021	Nov. 29, 2021	Dec. 31, 2020
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Accounts payable and other	$ 5,635		$ 6,448
Interest-bearing liabilities	6,220		6,468
Lease liabilities	803		715
Decommissioning liabilities, other provisions and post-employment benefits	1,483		1,770
Deferred revenue	17
Loan payable to Brookfield Business Partners	1,860	$ 1,860	0
Related party loans and notes	13
Intercompany loans and notes payable			18
Brookfield Business Partners
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Loan payable to Brookfield Business Partners	1,860
Less than 1 Year
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Accounts payable and other	3,273		3,729
Interest-bearing liabilities	296		389
Lease liabilities	71		78
1-2 Years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Accounts payable and other	271		276
Interest-bearing liabilities	772		340
Lease liabilities	63		66
2-5 Years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Accounts payable and other	367		544
Interest-bearing liabilities	4,661		5,220
Lease liabilities	129		143
5+ Years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Accounts payable and other	1,724		1,899
Interest-bearing liabilities	491		519
Lease liabilities	$ 540		$ 428